Securitizations and Variable Interest Entities, Residential MSRs - Assumptions at Securitization Date (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment rate	15.20%	16.50%	16.80%
Discount rate	9.90%	10.00%	9.70%
Cost to service ($ per loan)	63	148	178